Adoption of new and revised International Financial Reporting Standards	12 Months Ended
Dec. 31, 2023
First Time Adoption [Abstract]
Adoption of new and revised International Financial Reporting Standards	Adoption of new and revised International Financial Reporting Standards
New and amended IFRS Accounting Standards that are effective for the current year
In the current year, the Entity has applied several amendments to IFRS Accounting Standards issued by the International Accounting Standards Board (IASB) that are mandatorily effective for an accounting period that begins on or after January 1, 2023. Their adoption has not had any material impact on the disclosures or on the amounts reported in these consolidated financial statements.

Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgments – Disclosure of accounting policies
Vesta has adopted the amendments to IAS 1 for the first time as of January 1, 2023. The amendments change the requirements in IAS 1 with regard to disclosure of accounting policies. The amendments replace all instances of the term ‘significant accounting policies’ with ‘material accounting policy information’. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.

The supporting paragraphs in IAS 1 are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions is immaterial and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material.
The IASB has also developed guidance and examples to explain and demonstrate the application of the ‘four-step’ materiality process describer in IFRS Practice Statement 2.

Amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors – Definition of Accounting Estimates
Vesta has adopted the amendments to IAS 8 for the first time as of January 1, 2023. The amendments replace the definition of a change in accounting estimates with a definition of accounting estimates. Under the new definition, accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty”. The definition of a change in accounting estimates was deleted.

IFRS 17 Insurance contracts (including the June 2020 and December 2021 Amendments to IFRS 17)
Vesta has adopted IFRS 17 and the related amendments for the first time as of January 1, 2023. IFRS 17 establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts and supersedes IFRS 4 Insurance Contracts.
IFRS 17 outlines a general model, which is modified for insurance contracts with direct participation features, described as the variable fee approach. The general model is simplified if certain criteria are met by measuring the liability for remaining coverage using the premium allocation approach. The general model uses current assumptions to estimate the amount, timing and uncertainty of future cash flows and it explicitly measures the cost of that uncertainty. It takes into account market interest rates and the impact of policyholders’ options and guarantees.
Vesta does not have any contracts that meet the definition of an insurance contract under IFRS 17.

Amendments to IAS 12 Income Taxes –Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Vesta has adopted the amendments to IAS 12- Deferred tax related to assets and liabilities arising from a single transaction for the first time as of January 1, 2023. The amendments introduce a further exception from the initial recognition exemption. Under the amendments, an entity does not apply the initial recognition exemption for transactions that give rise to equal taxable and deductible temporary differences. Depending on the applicable tax law, equal taxable and deductible temporary differences may arise on initial recognition of an asset and liability in a transaction that is not a business combination and affects neither accounting profit nor taxable profit.
Following the amendments to IAS 12, an entity is required to recognize the related deferred tax asset and liability, with the recognition of any deferred tax asset being subject to the recoverability criteria in IAS 12.

Amendments to IAS 12 Income Taxes –International Tax Reform –Pillar Two Model Rules
Vesta has adopted the amendments to IAS 12- International Tax Reform- Pillar two model rules for the first time as of January 1, 2023. The IASB amends the scope of IAS 12 to clarify that the Standard applies to income taxes arising from tax law enacted or substantively enacted to implement the Pillar Two model rules published by the OECD, including tax law that implements qualified domestic minimum top-up taxes described in those rules.
The amendments introduce a temporary exception to the accounting requirements for deferred taxes in IAS 12, so that an entity would neither recognize nor disclose information about deferred tax assets and liabilities related to Pillar Two income taxes.
Following the amendments, an entity is required to disclose that it has applied the exception and to disclose separately its current tax expense (income) related to Pillar Two income taxes. As the Entity operates exclusively in Mexico, this Reform does not have any impact on the consolidated financial statements.

New and revised IFRS Standards issued but not yet effective for the current year
At the date of authorization of these consolidated financial statements, the Entity has not applied the following new and amended IFRS Standards that have been issued but are not yet effective:

Amendments to IFRS 10 and IAS 28	Sale or contribution of assets between an investor and its associate or joint venture

Amendments to IAS 1 (1)	Classification of liabilities as current or non-current and non-current liabilities with covenants.

Amendments to IFRS 16 (1)	Lease liability in a sale and leaseback

Amendments to IAS 7 and IFRS 7 (1)	Supplier Finance Arrangements

Amendments to IAS 21 (2)	Lack of Exchangeability
(1)Effective for annual periods beginning on January 1, 2024
(2)Effective for annual periods beginning on January 1, 2025
Management does not expect the adoption of the aforementioned standards to have a significant impact on the Entity's consolidated financial statements in future periods, except as indicated below:
Amendments to IFRS 10 Consolidated Financial Statements and IAS 28 Investment in Associates and Joint Ventures – Sale or contribution of assets between an investor and its associate or joint venture
The amendments to IFRS 10 and IAS 28 deal with situations where there is a sale or contribution of assets between an investor and its associate or joint venture. Specifically, the amendments state that gains or losses resulting from the loss of control of a subsidiary that does not contain a business in a transactions with an associate or a joint venture that is accounted for using the equity method, are recognized in the parent’s profit or loss only to the extent of the unrelated investors’ interests in that associate or joint venture. Similarly, gains and losses resulting from the measurement of investments retained in any former subsidiary (that has become an associate or a joint venture that is accounted for using the equity method) to fair value are recognized in the former parent’s profit or loss only to the extent of the unrelated investors’ interests in the new associate or joint venture.
The effective date of the amendments has yet to be set by the IASB; however, earlier application for the amendments is permitted. Vesta management anticipates that the application of these amendments may have an impact on Vesta’s consolidated financial statements in future periods should such transactions arise.
Amendments to IAS 1 Presentation of financial statements - Classification of Liabilities as Current or Non-current and Non-current liabilities with covenants
The amendments to IAS 1 clarify that if an entity’s right to defer settlement of a liability is subject to the entity complying with the required covenants only at a date subsequent to the reporting period, the entity has a right to defer settlement of the liability even if it does not comply with those covenants at the end of the reporting period.
The classification of a liability is unaffected by the likelihood that the entity will exercise its right to defer settlement of the liability for at least twelve months after the reporting period.
In addition, a requirement has been introduced to require disclosure when a liability arising from a loan agreement is classified as non-current and the entity’s right to defer settlement is contingent on compliance with future covenants within twelve months. The amendments are effective for annual reporting periods beginning on or after January 1, 2024 and must be applied retrospectively. The Entity is currently assessing the impact the amendments will have on current practice and whether existing loan agreements may require renegotiation.
Vesta management anticipates that the application of these amendments may have an impact on the disclosures of the consolidated financial statements in future periods.
Amendments to IFRS 16 Leases – Lease liability in a sale and leaseback
The amendment to IFRS 16 Leases specifies the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains.
A seller-lessee applies the amendment to annual reporting periods beginning on or after January 1, 2024. Earlier application is permitted, and that fact must be disclosed.
The amendments are not expected to have a material impact on the consolidated financial statements.
Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Statements: Disclosures – Supplier Finance Arrangements
The amendments specify disclosure requirements to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.
In these arrangements, one or more finance providers pay amounts an entity owes to its suppliers. The entity agrees to settle those amounts with the finance providers according to the terms and conditions of the arrangements.
The amendments require an entity to provide information about the impact of supplier finance arrangements on liabilities and cash flows, including terms and conditions of those arrangements, quantitative information on liabilities related to those arrangements as at the beginning and end of the reporting period and the type and effect of non-cash changes in the carrying amounts of those arrangements. The information on those arrangements is required to be aggregated unless the individual arrangements have dissimilar or unique terms and conditions. In the context of quantitative liquidity risk disclosures required by IFRS 7, supplier finance arrangements are included as an example of other factors that might be relevant to disclose.
The amendments will be effective for annual reporting periods beginning on or after January 1, 2024. Early adoption is permitted but will need to be disclosed.
The amendments are not expected to have a material impact on the consolidated financial statements.
Amendments to IAS 21 Effects of Changes in Foreign Currency Rates – Lack of Exchangeability
The amendment specifies when an entity must evaluate if a currency is exchangeable into another currency and when it is not and how an entity determines the exchange rate to apply when a currency is not exchangeable and requires additional disclosures when a currency is not exchangeable with information that would enable users of its financial statements to evaluate how a currency’s lack of exchangeability affects, or is expected to affect, its financial performance, financial position and cash flow.
A currency is exchangeable into another currency when an entity is able to exchange that currency for the other currency through markets or exchange mechanisms that create enforceable rights and obligations without undue delay at the measurement date and for a specified currency.
A currency is not exchangeable into the other currency if an entity can only obtain an insignificant amount of the other currency.
The amendments will be effective for annual reporting periods beginning on or after January 1, 2025. Early adoption is permitted but will need to be disclosed.
The amendments are not expected to have a material impact on the consolidated financial statements.